GENERAL INFORMATION	12 Months Ended
Dec. 31, 2017
GENERAL INFORMATION
GENERAL INFORMATION

1 GENERAL INFORMATION

        VEON Ltd. ("VEON", the "Company", and together with its consolidated subsidiaries, the "Group") was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON's headquarters and the principal place of business are located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.

        The Company changed its name from VimpelCom Ltd. to VEON Ltd., effective as of March 30, 2017.

        The consolidated financial statements were authorized by the Supervisory Board for issuance on March 15, 2018. The Company has the ability to amend and reissue the consolidated financial statements.

        The consolidated financial statements are presented in United States dollars ("U.S. dollar" or "US$"). In these notes, U.S. dollar amounts are presented in millions, except for share and per share (or American Depository Shares ("ADS")) amounts and as otherwise indicated.

        VEON's ADSs are listed on the NASDAQ Global Select Market ("NASDAQ"). From April 4, 2017, VEON's common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. ("Euronext Amsterdam").

Share information

        As of December 31, 2017, the Company's largest shareholders and remaining free float are as follows:

Shareholder	Common shares	% of common and voting shares
L1T VIP Holdings S.à r.l. ("LetterOne")	840,625,001	47.9%
Telenor East Holding II AS ("Telenor")	256,703,840	14.6%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,562	8.3%
Free Float	513,454,732	29.2%

Total outstanding common shares	1,756,731,135	100%

Shares held by the Company or its subsidiaries ("Treasury shares")	7,603,731	0.4%

*        LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,562 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne ("Conditions of Administration") in connection with the transfer of 145,947,562 ADSs from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting's articles of association.

        In April and September 2017, Telenor sold, respectively, 70,000,000 and 90,000,000 common shares of VEON Ltd. in the form of ADSs listed on NASDAQ and common shares listed on Euronext Amsterdam pursuant to an underwritten offering. The Company did not receive any proceeds from the offering, and Telenor's sale of the ADSs and common shares did not result in dilution of the Company's issued and outstanding shares. The offering was made pursuant to the Company's shelf registration statement on Form F-3 initially filed with the U.S. Securities and Exchange Commission (the "SEC") on May 23, 2014, as amended and most recently declared effective on April 20, 2016 (the "Registration Statement"). The ADSs and common shares were offered by means of a prospectus and accompanying prospectus supplement forming a part of the effective Registration Statement. Telenor has indicated that these transactions will be the final divestment of Telenor's VEON ADSs, as Telenor expects to use the balance of its remaining ADSs to exchange and/or redeem Telenor's exchangeable bond.

Nature of operations and principal activities

        VEON earns revenues by providing voice and data telecommunication services through a range of traditional and broadband mobile and fixed-line technologies. As of December 31, 2017, the Company operated telecommunications services in Russia, Pakistan, Algeria, Bangladesh, Ukraine, Uzbekistan, Kazakhstan, Armenia, Tajikistan, Georgia, Kyrgyzstan and Laos, and in Italy via a 50/50 joint venture.

        During the year 2017, several local currencies demonstrated significant volatility against the U.S. dollar, which impacted the Company's financial position and results of operations following the translation of non-U.S. currency amounts into U.S. dollars for consolidation purposes. In particular, in U.S. dollar terms, the fluctuations of local currencies caused a 3% increase in total revenue for the Group during 2017, as compared to 2016.

        In addition, on September 2, 2017, the Government of Uzbekistan announced the liberalization of currency exchange rules, effective from September 5, 2017. The Central Bank of Uzbekistan set the official exchange rate at 8,100 Uzbek som ("UZS") per U.S dollar, a depreciation of 92%, resulting in a decrease in the value of net assets of the Uzbekistan operations in U.S. dollar terms. The effect of the foreign currency liberalization in Uzbekistan resulted in a loss of US$16 recognized in the Income statement (within 'Net foreign exchange gain / (loss)'), and a negative movement in foreign currency translation reserve of US$420, recognized in Other comprehensive income.

        In December 2017, the Company repatriated a net amount of approximately US$200 from Unitel LLC ("Unitel"), its wholly-owned subsidiary in Uzbekistan. The repatriation resulted in a foreign exchange loss of US$49.